UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Stuart Pistol
Title:          Chief Financial Officer
Phone:          (973) 921-2210

Signature, Place, and Date of Signing:

                          Short Hills, NJ          11/09/07
  -------------------    ---------------      ---------------
     [Signature]          [City, State]              Date

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[     ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[     ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                        --

Form 13F Information Table Entry Total:                 74
                                                        --

Form 13F Information Table Value Total:           $588,363
                                                 ---------
                                                (thousands)

List of Other Included Managers  NONE

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



COLUMN 1                          COLUMN 2       COLUMN 3          COLUMN 4          COLUMN 5   COLUMN 6   COLUMN 7
----------                        ----------    -----------       -----------      -----------  --------  -----------

                                   TITLE OF                      VALUE     SHRS OR   SH/     PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS            CUSIP      (x$1000)    PRN AMT   PRN     CALL  DISCRETION  MANAGERS
------------------               -----------       --------    --------    -------   ----   -----  ----------  ---------

Allied World Assur Hldg Ltd.       SHS             G0219G203    10,060     193,797  SH              SOLE
Covidien Ltd.                      COM             G2552X108    11,205     270,000  SH              SOLE
Enstar Group Ltd.                  SHS             G3075P101     9,963      78,600  SH              SOLE
OneBeacon Insurance Group Ltd.     CL A            G67742109     6,176     286,600  SH              SOLE
TYCO International Ltd. Bermuda    SHS             G9143X208    12,415     280,000  SH              SOLE
Tyco Electronics Ltd.              COM NEW         G9144P105     9,035     255,000  SH              SOLE
White Mtns Ins Group Ltd.          COM             G9618E107     5,821      11,200  SH              SOLE
Abington Community Bancorp Inc.    COM             00350L109     3,900     400,000  SH              SOLE
Adaptec Inc.                       COM             00651F108     1,910     500,000  SH              SOLE
Altria Group Inc.                  COM             02209S103     6,953     100,000  SH              SOLE
American Greetings Corp.           CL A            026375105    24,552     930,000  SH              SOLE
American Intl Group Inc            COM             026874107    33,825     500,000  SH              SOLE
American Std Companies Inc.        COM             029712106    22,644     635,700  SH              SOLE
Arkansas Best Corp.                COM             040790107    10,716     328,100  SH              SOLE
Armstrong World Inds Inc.          COM             04247X102     8,118     200,000  SH              SOLE
Astoria Financial Corp             COM             046265104     5,439     205,000  SH              SOLE
Autoliv Inc.                       COM             052800109     3,286      55,000  SH              SOLE
BKF Cap Group Inc.                 COM             05548G102       904     376,700  SH              SOLE
BNCCORP Inc.                       COM             055936108     2,538     147,050  SH              SOLE
Bancorp Rhode Island, Inc.         COM             059690107     2,374      66,400  SH              SOLE
Beneficial Mutual Bancorp, Inc.    COM             08173R104       999     102,500  SH              SOLE
Benjamin Franklin Bancorp Inc.     COM             082073107     1,454     102,000  SH              SOLE
Boardwalk Bancorp Inc.             COM             09661Q103     3,467     160,000  SH              SOLE
Bristol Myers Squibb Co.           COM             110122108     6,485     225,000  SH              SOLE
CBS Corp New                       CL B            124857202     6,300     200,000  SH              SOLE
Comcast Corp. New                  CL A SPL        20030N200     5,990     250,000  SH              SOLE
ConocoPhillips                     COM             20825C104    20,187     230,000  SH              SOLE
Conseco Inc                        COM NEW         208464883    18,948   1,184,262  SH              SOLE
Dearborn Bancorp Inc.              COM             24242R108     2,697     208,900  SH              SOLE
Delta Air Lines Inc Del            COM NEW         247361702    16,114     897,727  SH              SOLE
Diamond Offshore Drilling, Inc.    COM             25271C102    13,595     120,000  SH              SOLE
Duckwall-Alco Stores, Inc.         COM             264142100     6,467     175,556  SH              SOLE
Emmis Communications Corp          CL A            291525103     4,348     880,200  SH              SOLE
Encore Capital Group, Inc.         COM             292554102     5,965     505,500  SH              SOLE
Farmer Bros Co.                    COM             307675108     7,325     294,405  SH              SOLE
Flushing Financial Corp.           COM             343873105     3,654     217,500  SH              SOLE
Franklin Bank Corp. DEL            COM             352451108     3,161     343,600  SH              SOLE
Freedom Acquisition Holdings Inc.  COM             35645F103     2,700     240,000  SH              SOLE
Freedom Acquisition Holdings Inc.  W EXP 12/28/11  35645F111       763     250,000  SH              SOLE
GAMCO Investors Inc.               COM             361438104    11,459     209,100  SH              SOLE
Gencorp Inc.                       COM             368682100     5,083     425,000  SH              SOLE
Getty Images Inc.                  COM             374276103     9,466     340,000  SH              SOLE
Goodyear Tire & Rubber Co          COM             382550101    19,462     640,000  SH              SOLE
Hudson City Bancorp                COM             443683107    15,995   1,040,000  SH              SOLE
Johnson Outdoors Inc.              CL A            479167108     7,635     352,500  SH              SOLE
Kaiser Aluminum Corp.              COM PAR $0.01   483007704     9,428     133,600  SH              SOLE
Keweenaw Land Association Ltd.     COM             493026108     2,430      11,855  SH              SOLE
Liberty Media Holding Corp         CAP COM SER A   53071M302     4,182      33,500  SH              SOLE
Limited Brands, Inc.               COM             532716107    11,445     500,000  SH              SOLE
Louisiana Bancorp Inc New          COM             54619P104     5,995     550,000  SH              SOLE
MVC Capital Inc.                   COM             553829102    18,524     999,700  SH              SOLE
McClatchy Co                       CL A            579489105    10,371     519,074  SH              SOLE
McGraw Hill Companies Inc.         COM             580645109     5,091     100,000  SH              SOLE
Mothers Work, Inc.                 COM             619903107       835      44,700  SH              SOLE
Movie Star Inc.                    COM             624591103       390     172,600  SH              SOLE
NorthWestern Corp.                 COM NEW         668074305     5,842     215,000  SH              SOLE
Oglebay Norton Co.                 COM             677007205    12,025     351,595  SH              SOLE
PNC Financial Services Group Inc.  COM             693475105     4,835      71,000  SH              SOLE
Peapack-Gladstone Financial Corp.  COM             704699107     4,992     195,600  SH              SOLE
Pfizer Inc.                        COM             717081103     8,184     335,000  SH              SOLE
Presidential Life Corp.            COM             740884101       975      57,500  SH              SOLE
Prudential Bancorp Inc. PA         COM             744319104     2,433     196,500  SH              SOLE
Republic First Bancorp, Inc.       COM             760416107     1,466     183,200  SH              SOLE
Rome Bancorp Inc. New              COM             77587P103       474      40,000  SH              SOLE
SLM Corp.                          COM             78442P106    15,646     315,000  SH              SOLE
Safeguard Scientifics, Inc.        COM             786449108     2,193     957,500  SH              SOLE
Sears Holdings Corp.               COM             812350106    31,301     246,077  SH              SOLE
Sony Corp                          ADR NEW         835699307     9,612     200,000  SH              SOLE
State Bancorp Inc N.Y.             COM             855716106     1,304      80,000  SH              SOLE
Time Warner Inc.                   COM             887317105    11,750     640,000  SH              SOLE
Time Warner Cable Inc.             CL A            88732J108     1,387      42,281  SH              SOLE
Unitrin Inc.                       COM             913275103     3,521      71,000  SH              SOLE
WABCO Holdings Inc.                COM             92927K102     8,649     185,000  SH              SOLE
Warwick Valley Tel Co              COM             936750108     1,530     111,002  SH              SOLE


COLUMN 1                                       COLUMN 8
----------                                     --------

                                             VOTING AUTHORITY
NAME OF ISSUER                           SOLE        SHARED  NONE
-----------------                       ------      -------  ------

Allied World Assur Hldg Ltd.                193,797
Covidien Ltd.                               270,000
Enstar Group Ltd.                            78,600
OneBeacon Insurance Group Ltd.              286,600
TYCO International Ltd. Bermuda             280,000
Tyco Electronics Ltd.                       255,000
White Mtns Ins Group Ltd.                    11,200
Abington Community Bancorp Inc.             400,000
Adaptec Inc.                                500,000
Altria Group Inc.                           100,000
American Greetings Corp.                    930,000
American Intl Group Inc                     500,000
American Std Companies Inc.                 635,700
Arkansas Best Corp.                         328,100
Armstrong World Inds Inc.                   200,000
Astoria Financial Corp                      205,000
Autoliv Inc.                                 55,000
BKF Cap Group Inc.                          376,700
BNCCORP Inc.                                147,050
Bancorp Rhode Island, Inc.                   66,400
Beneficial Mutual Bancorp, Inc.             102,500
Benjamin Franklin Bancorp Inc.              102,000
Boardwalk Bancorp Inc.                      160,000
Bristol Myers Squibb Co.                    225,000
CBS Corp New                                200,000
Comcast Corp. New                           250,000
ConocoPhillips                              230,000
Conseco Inc                               1,184,262
Dearborn Bancorp Inc.                       208,900
Delta Air Lines Inc Del                     897,727
Diamond Offshore Drilling, Inc.             120,000
Duckwall-Alco Stores, Inc.                  175,556
Emmis Communications Corp                   880,200
Encore Capital Group, Inc.                  505,500
Farmer Bros Co.                             294,405
Flushing Financial Corp.                    217,500
Franklin Bank Corp. DEL                     343,600
Freedom Acquisition Holdings Inc.           240,000
Freedom Acquisition Holdings Inc.           250,000
GAMCO Investors Inc.                        209,100
Gencorp Inc.                                425,000
Getty Images Inc.                           340,000
Goodyear Tire & Rubber Co                   640,000
Hudson City Bancorp                       1,040,000
Johnson Outdoors Inc.                       352,500
Kaiser Aluminum Corp.                       133,600
Keweenaw Land Association Ltd.               11,855
Liberty Media Holding Corp                   33,500
Limited Brands, Inc.                        500,000
Louisiana Bancorp Inc New                   550,000
MVC Capital Inc.                            999,700
McClatchy Co                                519,074
McGraw Hill Companies Inc.                  100,000
Mothers Work, Inc.                           44,700
Movie Star Inc.                             172,600
NorthWestern Corp.                          215,000
Oglebay Norton Co.                          351,595
PNC Financial Services Group Inc.            71,000
Peapack-Gladstone Financial Corp.           195,600
Pfizer Inc.                                 335,000
Presidential Life Corp.                      57,500
Prudential Bancorp Inc. PA                  196,500
Republic First Bancorp, Inc.                183,200
Rome Bancorp Inc. New                        40,000
SLM Corp.                                   315,000
Safeguard Scientifics, Inc.                 957,500
Sears Holdings Corp.                        246,077
Sony Corp                                   200,000
State Bancorp Inc N.Y.                       80,000
Time Warner Inc.                            640,000
Time Warner Cable Inc.                       42,281
Unitrin Inc.                                 71,000
WABCO Holdings Inc.                         185,000
Warwick Valley Tel Co                       111,002